Consolidated Statements of Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Jul. 31, 2018	$ 683,000	$ 117,522,000	$ (116,924,000)	$ 1,281,000
Balance, shares at Jul. 31, 2018	68,248,158
Issuance of common stock in private placements, net	$ 58,000	2,156,000		2,214,000
Issuance of common stock in private placements, net, shares	5,802,927
Share-based compensation expense - stock options		1,387,000		1,387,000
Share-based compensation expense - restricted stock units		1,062,000		1,062,000
Issuance of common stock upon the vesting of restricted stock units	$ 3,000	(3,000)
Issuance of common stock upon the vesting of restricted stock units, shares	281,250
Issuance of common stock upon exercise of warrants	$ 24,000	816,000		840,000
Issuance of common stock upon exercise of warrants, shares	2,399,999
Inducement to exercise warrants		960,000		960,000
Net income (loss)			(6,554,000)	(6,554,000)
Balance at Jul. 31, 2019	$ 768,000	123,900,000	(123,478,000)	1,190,000
Balance, shares at Jul. 31, 2019	76,732,334
Issuance of common stock in private placements, net	$ 97,000	2,733,000		2,830,000
Issuance of common stock in private placements, net, shares	9,758,619
Share-based compensation expense - stock options		555,000		555,000
Share-based compensation expense - restricted stock units		232,000		232,000
Issuance of common stock upon the vesting of restricted stock units	$ 4,000	(4,000)
Issuance of common stock upon the vesting of restricted stock units, shares	400,000
Issuance of common stock upon exercise of warrants	$ 2,000	(2,000)
Issuance of common stock upon exercise of warrants, shares	181,998
Inducement to exercise warrants
Net income (loss)			4,000	4,000
Balance at Jul. 31, 2020	$ 871,000	$ 127,414,000	$ (123,474,000)	$ 4,811,000
Balance, shares at Jul. 31, 2020	87,072,951